Net sales revenues	12 Months Ended
Dec. 31, 2017
Net sales revenues [Abstract]
Net sales revenues

27.              Net sales revenues

	2017	2016	2015
Sales revenue
Domestic market	34,983,265	32,293,042	30,366,378
Foreign market	23,297,304	23,084,703	23,159,820
	58,280,569	55,377,745	53,526,198
Sales and services deductions
Taxes
Domestic market	(8,663,707)	(7,316,325)	(6,214,041)
Foreign market	(33,798)	(102,831)	(122,776)
Costumers rebates
Domestic market	(35,538)	(25,400)	(12,900)
Foreign market	(60,990)	(23,820)	(16,552)
Sales returns
Domestic market	(125,153)	(168,625)	(167,515)
Foreign market	(100,789)	(76,756)	(112,425)
	(9,019,975)	(7,713,757)	(6,646,209)

Net sales and services revenue	49,260,594	47,663,988	46,879,989

Sales revenues represent the fair value of the amount received or receivable from the sale of products and services during the normal course of the Company's activities.

Revenues from sales of products are recognized when (i) the amount of sales can be reliably measured and the Company does not have control over the products sold; (ii) it is probable that the Company will received the economic benefits; and (iii) all legal titles, risks and benefits of product ownership are fully transferred to the client. The Company does not make sales with continued management involvement. Most of Braskem's sales are made to industrial customers and, in a lower volume, to resellers.

The moment when the legal right, as well as the risks and benefits, are substantially transferred to the client is determined as follows:

(i)          for contracts under which the Company is responsible for the freight and insurance, the legal right and the risks and benefits are transferred to the client as soon as the goods are delivered at the destination established in the contract;

(ii)        for agreements under which the freight and insurance are a responsibility of the client, risks and benefits are transferred as soon as the products are delivered to the client's carrier; and

(iii)       for contracts under which product delivery involves the use of pipelines, especially basic petrochemicals, the risks and benefits are transferred immediately after the Company's official markers, which is the point of delivery of the products and transfer of their ownership.

The cost of freight services related to sales, transfers to storage facilities and finished product transfers between Braskem establishments are included in cost of sales.

(a)             Net sales revenue by country

	2017	2016	2015

Brazil	26,147,559	24,640,077	23,729,106
United States	8,539,972	7,965,209	9,601,157
Argentina	1,336,440	1,244,267	1,339,775
United Kingdom	202,830	589,725	2,438,148
Germany	1,192,287	1,198,760	1,239,286
Mexico	3,408,385	2,075,695	967,829
Italy	604,546	667,265	561,347
Netherlands	333,134	262,289	622,436
Singapore	542,866	1,101,156	1,017,128
Switzerland	415,729	227,504	334,422
Colombia	340,396	369,359	278,304
Spain	282,854	342,154	391,097
Chile	554,237	522,796	503,650
Peru	493,654	397,186	351,097
Uruguay	122,251	122,783	327,533
Japan	126,956	1,631,564	904,903
Poland	231,716	252,508	199,115
Paraguay	174,783	185,432	170,834
France	166,314	236,727	268,239
Bolivia	163,862	211,382	194,865
Canada	235,612	242,492	184,752
South Korea	339,430	254,512	74,567
Other	3,304,781	2,923,146	1,180,399
	49,260,594	47,663,988	46,879,989

(b)             Net sales revenue by product

	2017	2016	2015

PE/PP	33,105,714	30,790,364	28,226,087
Ethylene, Propylene	3,351,805	2,906,796	2,999,090
Naphtha, condensate and crude oil	135,165	2,582,257	4,587,944
Benzene, toluene and xylene	2,683,406	2,411,031	2,538,993
PVC/Caustic Soda/EDC	3,066,879	3,016,390	2,780,075
ETBE/Gasoline	2,433,360	2,058,952	1,722,391
Butadiene	1,819,387	1,315,892	1,000,376
Cumene	578,482	501,958	583,608
Solvents	401,455	379,745	431,264
Other	1,684,941	1,700,603	2,010,161
	49,260,594	47,663,988	46,879,989

(c)             Main clients

In 2017 and 2016, the Company does not have any revenue arising from transactions with only one client that is equal to or higher than 10% of its total net revenue. In 2017, the most significant revenue from a single client amounts to approximately 2.9% of total net revenues of the Company and refers to the chemical segment